Taxation - Schedule of Changes in Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes in Valuation Allowance [Abstract]
Balance at beginning of the year	¥ (55,144)	¥ (94,975)	¥ (84,406)
(Additions)/Reversal	35,441	39,831	(10,569)
Balance at end of the year	(19,703)	(55,144)	(94,975)
(Additions)/Reversal	¥ 35,441	¥ 39,831	¥ (10,569)